Intangible Assets, Net (Details) - Schedule of Amortization Amount of Intangible Asset - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Amortization Amount of Intangible Asset [Abstract]
For the six months ending December 31, 2023	$ 1,470
For the year ending December 31, 2024	2,939
For the year ending December 31, 2025	2,939
For the year ending December 31, 2026	2,863
For the year ending December 31, 2027 and thereafter	7,815
Total	$ 18,026	$ 20,297